Common Stock and Additional Paid-in Capital -Dividends - Restricted Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended		7 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Apr. 05, 2016	Mar. 31, 2014	Apr. 29, 2015	Jun. 08, 2015	Jun. 04, 2015	Aug. 13, 2015	Aug. 05, 2015	Aug. 19, 2014	Nov. 04, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2014	Nov. 18, 2014	Mar. 21, 2012
Stock Issued During Period Shares New Issues				28,571,428
Common stock par value				$ 0.01						$ 0.01	$ 0.01
Share price				$ 7
Net proceeds from common stock issuance				$ 194,134						$ 0	$ 192,714	$ 0
Shares granted											186,702
Granted and vested											52,802
Shares forfeited due to employees' resignation											235,576
Unrecognized compensation cost										$ 314	$ 2,299
Expected period of recognition for unrecognized compensation costs										2 years
Compensation cost allocated in "General and administrative expenses"										$ 1,506	3,676	$ 3,576
Shares authorized under Equity Plan															2,000,000
DryShips Inc.
Treasury Stock, Shares, Acquired	56,079,533
Due from a related paty, non-current														$ 120,000
DryShips Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Debt facility, Amount exchanged					$ 40,000	$ 80,000					$ 120,000
Treasury Stock, Shares, Acquired					4,444,444	17,777,778					22,222,222
Employees | Stock Compensation Plan
Shares granted		161,200	173,200				13,502		45,450
Vesting period		3 years	3 years				3 years		3 years
Grant date fair value		$ 17.79	$ 7.24				$ 3.19		$ 12.6
Chairman, President and Chief Executive Officer
Stock Issued During Period Shares New Issues				1,428,571
Common stock value purchased				$ 10,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Shares granted								150,000					300,000
Vesting period								3 years					3 years
Grant date fair value								$ 18.37					$ 9.46